Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow's maturities (Parenthetical) (Detail)	May 11, 2021 Exchange_Rate	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	19.9223	19.9487
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		19.9487	18.8452
Japan, yen [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		0.1933	0.1734
Pound sterling [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		27.2579	24.9586
Mexican Unidad de Inversion [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		6.605597	6.399018
Euro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		24.4052	21.1537
Switzerland, Francs [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		22.5720	19.4596